Quarterly Holdings Report
for
Fidelity® Short-Term Bond Fund
May 31, 2023
STP-NPRT3-0723
1.804842.119
Nonconvertible Bonds - 47.9%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.9%
AT&T, Inc. 0.9% 3/25/24	10,610	10,238
NTT Finance Corp. 0.583% 3/1/24 (b)	3,469	3,346
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 5.4157% 3/22/24 (c)(d)	5,170	5,166
0.75% 3/22/24	3,860	3,713
		22,463
Media - 0.1%
Magallanes, Inc.:
3.428% 3/15/24	1,645	1,610
3.638% 3/15/25	901	872
		2,482
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 2.95% 3/15/25 (b)	4,725	4,504
T-Mobile U.S.A., Inc. 3.5% 4/15/25	7,030	6,817
		11,321
TOTAL COMMUNICATION SERVICES		36,266
CONSUMER DISCRETIONARY - 2.9%
Automobiles - 2.5%
American Honda Finance Corp. 4.6% 4/17/25	5,500	5,467
BMW U.S. Capital LLC 3.25% 4/1/25 (b)	8,000	7,775
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	8,516	8,218
5.5% 11/27/24 (b)	5,640	5,658
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 6.2593% 11/17/23 (c)(d)	10,000	10,012
1.05% 3/8/24	1,943	1,879
1.25% 1/8/26	6,779	6,087
4.15% 6/19/23	4,200	4,199
5.4% 4/6/26	5,000	4,978
Volkswagen Group of America Finance LLC:
0.875% 11/22/23 (b)	8,525	8,334
3.95% 6/6/25 (b)	2,950	2,870
		65,477
Distributors - 0.2%
Genuine Parts Co. 1.75% 2/1/25	4,784	4,490
Specialty Retail - 0.2%
Advance Auto Parts, Inc. 5.9% 3/9/26	2,294	2,325
Lowe's Companies, Inc.:
4.4% 9/8/25	3,318	3,283
4.8% 4/1/26	1,004	1,002
		6,610
TOTAL CONSUMER DISCRETIONARY		76,577
CONSUMER STAPLES - 3.1%
Beverages - 0.4%
Constellation Brands, Inc. 3.6% 5/9/24	7,000	6,865
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	5,000	4,816
		11,681
Consumer Staples Distribution & Retail - 0.6%
7-Eleven, Inc. 0.8% 2/10/24 (b)	1,912	1,844
Dollar General Corp. 4.25% 9/20/24	6,347	6,261
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	7,661	7,206
		15,311
Food Products - 0.7%
Conagra Brands, Inc. 0.5% 8/11/23	5,758	5,698
JDE Peet's BV 0.8% 9/24/24 (b)	6,779	6,321
Mondelez International, Inc. 2.125% 3/17/24	7,500	7,307
		19,326
Tobacco - 1.4%
Altria Group, Inc. 2.35% 5/6/25	1,269	1,202
BAT Capital Corp. 3.222% 8/15/24	10,014	9,720
BAT International Finance PLC 1.668% 3/25/26	6,714	6,051
Imperial Tobacco Finance PLC 3.125% 7/26/24 (b)	7,381	7,125
Philip Morris International, Inc.:
2.875% 5/1/24	6,658	6,499
5% 11/17/25	5,425	5,434
		36,031
TOTAL CONSUMER STAPLES		82,349
ENERGY - 2.4%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 1.231% 12/15/23	1,575	1,541
Oil, Gas & Consumable Fuels - 2.3%
Canadian Natural Resources Ltd. 2.05% 7/15/25	4,512	4,237
ConocoPhillips Co. 2.4% 3/7/25	328	315
Enbridge, Inc.:
0.55% 10/4/23	10,000	9,829
2.15% 2/16/24	1,167	1,137
2.5% 2/14/25	1,218	1,160
Energy Transfer LP 4.2% 9/15/23	1,944	1,934
Enterprise Products Operating LP 5.05% 1/10/26	4,128	4,160
EQT Corp. 5.678% 10/1/25	5,225	5,221
Equinor ASA 1.75% 1/22/26	1,409	1,309
Kinder Morgan Energy Partners LP 3.5% 9/1/23	3,732	3,712
MPLX LP 1.75% 3/1/26	10,071	9,182
Occidental Petroleum Corp. 2.9% 8/15/24	2,755	2,651
Phillips 66 Co.:
0.9% 2/15/24	8,080	7,816
3.85% 4/9/25	8,057	7,866
The Williams Companies, Inc. 5.4% 3/2/26	1,346	1,357
		61,886
TOTAL ENERGY		63,427
FINANCIALS - 29.5%
Financial Services - 1.7%
Athene Global Funding:
0.95% 1/8/24 (b)	7,220	6,963
1% 4/16/24 (b)	7,000	6,650
1.716% 1/7/25 (b)	6,500	6,030
Blackstone Private Credit Fund 4.7% 3/24/25	7,096	6,848
Corebridge Financial, Inc. 3.5% 4/4/25	812	775
GA Global Funding Trust 1.25% 12/8/23 (b)	8,200	7,980
Jackson Financial, Inc. 1.125% 11/22/23	8,613	8,437
		43,683
Banks - 16.5%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	6,000	5,955
0.81% 10/24/24 (c)	7,030	6,890
0.976% 4/22/25 (c)	8,000	7,665
1.843% 2/4/25 (c)	10,000	9,723
3.841% 4/25/25 (c)	7,500	7,372
4.827% 7/22/26 (c)	5,015	4,960
Bank of Montreal 4.25% 9/14/24	7,000	6,886
Bank of Nova Scotia 0.8% 6/15/23	11,078	11,045
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)	5,542	5,418
Barclays PLC:
1.007% 12/10/24 (c)	4,487	4,348
2.852% 5/7/26 (c)	4,878	4,584
5.304% 8/9/26 (c)	2,578	2,541
BPCE SA 1.625% 1/14/25 (b)	9,500	8,908
Canadian Imperial Bank of Commerce:
0.95% 6/23/23	16,765	16,719
3.945% 8/4/25	6,059	5,871
Citigroup, Inc.:
0.981% 5/1/25 (c)	4,488	4,281
2.014% 1/25/26 (c)	8,000	7,526
3.106% 4/8/26 (c)	6,714	6,436
4.14% 5/24/25 (c)	7,000	6,888
5.61% 9/29/26 (c)	5,000	5,036
Danske Bank A/S:
3.875% 9/12/23 (b)	7,592	7,537
6.466% 1/9/26 (b)(c)	3,260	3,264
DNB Bank ASA 0.856% 9/30/25 (b)(c)	10,000	9,355
HSBC Holdings PLC:
0.976% 5/24/25 (c)	8,400	7,980
1.162% 11/22/24 (c)	8,100	7,901
1.645% 4/18/26 (c)	6,806	6,281
Huntington National Bank 5.699% 11/18/25 (c)	5,500	5,217
Intesa Sanpaolo SpA 3.25% 9/23/24 (b)	10,000	9,596
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	6,568	6,240
1.514% 6/1/24 (c)	13,972	13,972
3.845% 6/14/25 (c)	7,500	7,350
KeyBank NA 4.15% 8/8/25	2,003	1,842
KeyCorp 3.878% 5/23/25 (c)	2,344	2,134
Lloyds Banking Group PLC 4.716% 8/11/26 (c)	7,515	7,346
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (c)	8,059	7,934
0.953% 7/19/25 (c)	7,000	6,607
0.962% 10/11/25 (c)	8,775	8,191
2.193% 2/25/25	9,124	8,613
4.788% 7/18/25 (c)	4,000	3,957
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	4,265	4,203
2.651% 5/22/26 (c)	6,307	5,927
Morgan Stanley Bank, West Valley City Utah 4.754% 4/21/26	4,007	3,991
National Bank of Canada 0.55% 11/15/24 (c)	3,356	3,273
NatWest Group PLC:
3.875% 9/12/23	14,202	14,104
5.847% 3/2/27 (c)	5,500	5,515
NatWest Markets PLC 0.8% 8/12/24 (b)	4,320	4,081
PNC Bank NA 2.5% 8/27/24	6,217	5,952
Rabobank Nederland New York Branch 3.875% 8/22/24	7,890	7,750
Regions Financial Corp. 2.25% 5/18/25	3,950	3,646
Royal Bank of Canada 2.55% 7/16/24	8,572	8,287
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	7,230	7,027
5.807% 9/9/26 (c)	3,956	3,904
Societe Generale:
2.226% 1/21/26 (b)(c)	10,000	9,282
2.625% 10/16/24 (b)	1,249	1,187
3.875% 3/28/24 (b)	4,871	4,771
4.351% 6/13/25 (b)	4,500	4,383
Sumitomo Mitsui Financial Group, Inc. 0.508% 1/12/24	804	779
Svenska Handelsbanken AB 0.625% 6/30/23 (b)	10,340	10,301
The Toronto-Dominion Bank 2.35% 3/8/24	7,500	7,319
Truist Financial Corp.:
4.26% 7/28/26 (c)	5,500	5,287
5.9% 10/28/26 (c)	7,375	7,316
U.S. Bancorp 5.727% 10/21/26 (c)	6,750	6,709
Wells Fargo & Co.:
1.654% 6/2/24 (c)	8,218	8,218
2.164% 2/11/26 (c)	20,142	19,020
		432,601
Capital Markets - 5.1%
Credit Suisse AG:
0.495% 2/2/24	8,000	7,641
0.52% 8/9/23	7,000	6,906
Credit Suisse Group AG 6.373% 7/15/26 (b)(c)	4,600	4,527
Deutsche Bank AG New York Branch:
0.898% 5/28/24	2,427	2,301
0.962% 11/8/23	5,352	5,204
1.447% 4/1/25 (c)	5,743	5,410
2.129% 11/24/26 (c)	5,000	4,435
2.222% 9/18/24 (c)	20,476	20,082
Goldman Sachs Group, Inc.:
0.657% 9/10/24 (c)	10,000	9,847
1.757% 1/24/25 (c)	10,000	9,717
3% 3/15/24	3,000	2,938
5.7% 11/1/24	5,500	5,513
Intercontinental Exchange, Inc. 3.65% 5/23/25	4,172	4,090
Morgan Stanley:
0.79% 5/30/25 (c)	8,500	8,056
3.62% 4/17/25 (c)	5,750	5,634
4% 7/23/25	6,714	6,566
4.679% 7/17/26 (c)	4,223	4,176
UBS AG London Branch 1.375% 1/13/25 (b)	5,623	5,245
UBS Group AG:
1.008% 7/30/24 (b)(c)	8,398	8,317
4.49% 8/5/25 (b)(c)	7,500	7,331
		133,936
Consumer Finance - 3.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 5.6151% 9/29/23 (c)(d)	7,000	6,980
1.15% 10/29/23	7,000	6,863
1.65% 10/29/24	7,750	7,276
1.75% 1/30/26	5,724	5,126
4.875% 1/16/24	2,014	1,997
Ally Financial, Inc.:
3.05% 6/5/23	5,730	5,727
5.125% 9/30/24	6,284	6,137
American Express Co.:
2.25% 3/4/25	3,469	3,294
3.375% 5/3/24	6,000	5,884
Capital One Financial Corp.:
1.343% 12/6/24 (c)	6,500	6,302
4.166% 5/9/25 (c)	10,090	9,821
4.985% 7/24/26 (c)	2,457	2,404
Hyundai Capital America 1% 9/17/24 (b)	7,995	7,528
John Deere Capital Corp. 3.4% 6/6/25	4,589	4,475
Synchrony Financial:
4.25% 8/15/24	9,435	8,956
4.375% 3/19/24	8,076	7,822
Toyota Motor Credit Corp. 5.4% 11/10/25	6,500	6,581
		103,173
Financial Services - 0.3%
The Western Union Co.:
2.85% 1/10/25	1,585	1,515
4.25% 6/9/23	6,025	6,023
		7,538
Insurance - 2.0%
American International Group, Inc. 2.5% 6/30/25	4,476	4,242
Equitable Financial Life Global Funding:
0.5% 11/17/23 (b)	10,000	9,764
1.1% 11/12/24 (b)	8,150	7,668
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	3,527	3,172
MassMutual Global Funding II:
4.15% 8/26/25 (b)	5,651	5,531
4.5% 4/10/26 (b)	6,700	6,632
Metropolitan Life Global Funding I 0.9% 6/8/23 (b)	5,675	5,671
Pacific Life Global Funding II 1.2% 6/24/25 (b)	5,535	5,074
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.4033% 4/12/24 (b)(c)(d)	3,616	3,618
Protective Life Global Funding 3.218% 3/28/25 (b)	1,703	1,632
		53,004
TOTAL FINANCIALS		773,935
HEALTH CARE - 2.3%
Biotechnology - 0.3%
Amgen, Inc. 5.25% 3/2/25	8,000	8,022
Health Care Providers & Services - 0.7%
Cigna Group 0.613% 3/15/24	1,965	1,892
CVS Health Corp. 5% 2/20/26	7,000	7,008
Humana, Inc. 0.65% 8/3/23	8,872	8,810
		17,710
Life Sciences Tools & Services - 0.6%
Revvity, Inc. 0.85% 9/15/24	8,310	7,828
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	8,500	8,064
		15,892
Pharmaceuticals - 0.7%
AstraZeneca Finance LLC 0.7% 5/28/24	6,275	5,992
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	6,748	6,552
GSK Consumer Healthcare Capital 3.125% 3/24/25	7,390	7,107
		19,651
TOTAL HEALTH CARE		61,275
INDUSTRIALS - 2.7%
Aerospace & Defense - 0.5%
Raytheon Technologies Corp. 5% 2/27/26	3,832	3,858
The Boeing Co.:
1.95% 2/1/24	3,500	3,419
4.875% 5/1/25	4,713	4,665
		11,942
Commercial Services & Supplies - 0.3%
Republic Services, Inc. 0.875% 11/15/25	10,000	9,076
Ground Transportation - 0.4%
Canadian Pacific Railway Co. 1.35% 12/2/24	12,296	11,577
Industrial Conglomerates - 0.2%
Siemens Financieringsmaatschappij NV 0.65% 3/11/24 (b)	5,142	4,959
Machinery - 0.5%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	2,657	2,512
5.2% 1/17/25 (b)	2,880	2,870
Parker Hannifin Corp. 3.65% 6/15/24	7,000	6,865
		12,247
Passenger Airlines - 0.3%
Delta Air Lines, Inc. 2.9% 10/28/24	7,598	7,331
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
0.7% 2/15/24	2,930	2,825
0.8% 8/18/24	3,717	3,489
		6,314
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (b)	7,000	6,529
TOTAL INDUSTRIALS		69,975
INFORMATION TECHNOLOGY - 1.1%
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 5.1883% 10/1/24 (c)(d)	4,150	4,118
Microchip Technology, Inc. 0.983% 9/1/24	4,231	3,985
		8,103
Software - 0.8%
Oracle Corp. 5.8% 11/10/25	7,000	7,122
VMware, Inc.:
0.6% 8/15/23	8,000	7,918
1% 8/15/24	5,608	5,296
		20,336
TOTAL INFORMATION TECHNOLOGY		28,439
MATERIALS - 0.5%
Chemicals - 0.5%
Celanese U.S. Holdings LLC 5.9% 7/5/24	8,250	8,240
Nutrien Ltd. 5.9% 11/7/24	3,720	3,743
		11,983
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 1.3% 9/15/25	2,980	2,720
Crown Castle International Corp. 1.35% 7/15/25	700	644
Welltower OP LLC 3.625% 3/15/24	3,276	3,212
		6,576
UTILITIES - 1.8%
Electric Utilities - 0.8%
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 5.1209% 6/10/23 (c)(d)	6,139	6,139
FirstEnergy Corp.:
1.6% 1/15/26	747	682
2.05% 3/1/25	4,143	3,885
Florida Power & Light Co. 2.85% 4/1/25	1,893	1,828
Pennsylvania Electric Co. 5.15% 3/30/26 (b)	2,572	2,556
Southern Co. 0.6% 2/26/24	3,086	2,970
Tampa Electric Co. 3.875% 7/12/24	4,057	3,992
		22,052
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	1,475	1,417
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 0.833% 6/15/24	3,897	3,679
Multi-Utilities - 0.8%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.7098% 5/13/24 (c)(d)	5,926	5,910
DTE Energy Co. 4.22% 11/1/24	7,490	7,368
NiSource, Inc. 0.95% 8/15/25	2,976	2,715
Sempra Energy 3.3% 4/1/25	2,834	2,728
WEC Energy Group, Inc. 5% 9/27/25	2,638	2,636
		21,357
TOTAL UTILITIES		48,505
TOTAL NONCONVERTIBLE BONDS (Cost $1,301,255)		1,259,307

U.S. Treasury Obligations - 27.6%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Notes:
0.25% 10/31/25	77,710	70,707
3.875% 1/15/26	235,000	233,349
4.125% 10/31/27	150,000	151,547
4.5% 11/15/25	140,000	140,902
4.625% 3/15/26	128,000	129,820
TOTAL U.S. TREASURY OBLIGATIONS (Cost $727,272)		726,325

U.S. Government Agency - Mortgage Securities - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 0.3%
4.5% 3/1/39 to 9/1/49 (e)	5,914	5,830
5.5% 11/1/34	1,119	1,142
7.5% 11/1/31	0	0
TOTAL FANNIE MAE		6,972
Freddie Mac - 0.0%
8.5% 5/1/26 to 7/1/28	10	10
Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	126	130
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,643)		7,112

Asset-Backed Securities - 15.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 6.3327% 7/22/32 (b)(c)(d)	8,770	8,625
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 1/15/32 (b)(c)(d)	8,883	8,761
AIMCO CLO Ltd. Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.1563% 1/17/32 (b)(c)(d)	5,000	4,918
American Express Credit Account Master Trust:
Series 2021-1 Class A, 0.9% 11/15/26	9,780	9,187
Series 2022-2 Class A, 3.39% 5/15/27	8,500	8,263
Series 2022-3 Class A, 3.75% 8/15/27	7,000	6,839
Series 2022-4 Class A, 4.95% 10/15/27	4,492	4,511
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	7,862	7,581
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 6.3227% 4/22/31 (b)(c)(d)	7,663	7,547
Bank of America Credit Card Master Trust:
Series 2020-A1 Class A1, 0.34% 5/15/26	4,973	4,829
Series 2021-A1 Class A1, 0.44% 9/15/26	9,066	8,673
Series 2022-A1 Class A1, 3.53% 11/15/27	7,895	7,688
BMW Vechicle Lease Trust 2023-1 Series 2023-1 Class A3, 5.16% 11/25/25	3,820	3,806
Capital One Multi-Asset Execution Trust:
Series 2021-A3 Class A3, 1.04% 11/15/26	9,890	9,322
Series 2022-A1 Class A1, 2.8% 3/15/27	12,000	11,549
Series 2022-A2 Class A, 3.49% 5/15/27	7,000	6,813
Series 2022-A3 Class A, 4.95% 10/15/27	5,420	5,437
CarMax Auto Owner Trust:
Series 2020-4 Class A3, 0.5% 8/15/25	2,320	2,262
Series 2021-1 Class A3, 0.34% 12/15/25	2,673	2,590
Carmax Auto Owner Trust Series 2022-4 Class A2A, 5.34% 12/15/25	4,757	4,739
Carvana Auto Receivables Trust:
Series 2021-P2 Class A3, 0.49% 3/10/26	4,434	4,303
Series 2021-P3 Class A3, 0.7% 11/10/26	6,606	6,284
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 6.3504% 10/20/32 (b)(c)(d)	2,196	2,155
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 6.3603% 7/15/33 (b)(c)(d)	9,276	9,123
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 6.2616% 7/27/30 (b)(c)(d)	7,053	6,972
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	1,203	1,151
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/27	6,734	6,609
Chesapeake Funding II LLC Series 2023 1A Class A1, 5.65% 5/15/35 (b)	5,534	5,514
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 5.638% 7/25/34 (c)(d)	126	120
Dell Equipment Finance Trust Series 2021-1 Class A3, 0.43% 5/22/26 (b)	1,381	1,367
Discover Card Execution Note Trust:
Series 2021-A1 Class A1, 0.58% 9/15/26	4,839	4,553
Series 2022-A1 Class A1, 1.96% 2/15/27	4,911	4,654
Series 2022-A2 Class A, 3.32% 5/15/27	7,150	6,927
Series 2022-A3 Class A3, 3.56% 7/15/27	6,653	6,478
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (b)	611	608
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	1,964	1,910
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 4/15/31 (b)(c)(d)	8,070	7,946
Enterprise Fleet Financing LLC:
Series 2020-1 Class A2, 1.78% 12/22/25 (b)	81	81
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	1,737	1,707
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	999	975
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	3,924	3,766
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	1,191	1,168
Series 2023-1 Class A2, 5.51% 1/22/29 (b)	4,908	4,893
Ford Credit Floorplan Master Owner Trust:
Series 2020-1 Class A1, 0.7% 9/15/25	12,164	11,994
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	4,177	4,155
Gm Financial Automobile Leasing Series 2023-2 Class A3, 5.05% 7/20/26	4,155	4,143
GM Financial Automobile Leasing Trust Series 2023-1 Class A3, 5.16% 4/20/26	4,665	4,654
GM Financial Consumer Automobile Re Series 2023 2 Class A3, 4.47% 2/16/28	1,678	1,663
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/27	6,602	6,393
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (b)	3,218	3,186
Series 2020-2 Class A, 0.69% 10/15/25 (b)	6,742	6,616
Hyundai Auto Receivables Trust:
Series 2020-C Class A3, 0.38% 5/15/25	2,605	2,549
Series 2023 A Class A3, 4.58% 4/15/27	2,034	2,016
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 6.2727% 1/22/31 (b)(c)(d)	6,559	6,468
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (b)	189	188
Series 2022-1A Class A, 1.36% 4/15/32 (b)	923	915
Series 2022-2A Class A, 4.25% 8/15/32 (b)	2,799	2,773
MMAF Equipment Finance LLC:
Series 2019-B Class A3, 2.01% 12/12/24 (b)	1,729	1,705
Series 2022-B Class A2, 5.57% 9/9/25 (b)	4,064	4,044
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 6.2603% 7/17/32 (b)(c)(d)	8,390	8,218
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	8,012	7,529
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 6.1791% 5/20/29 (b)(c)(d)	4,970	4,919
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.0363% 4/15/30 (b)(c)(d)	6,578	6,484
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 6.383% 1/25/36 (c)(d)	135	132
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	4,407	4,027
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (b)	1,699	1,678
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	4,564	4,509
Santander Retail Auto Lease Trust:
Series 2020-B Class A3, 0.57% 4/22/24 (b)	2,768	2,751
Series 2021-A Class A3, 0.51% 7/22/24 (b)	2,757	2,717
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	2,757	2,751
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 6.3203% 7/15/32 (b)(c)(d)	6,342	6,215
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 6.2803% 1/15/34 (b)(c)(d)	8,047	7,928
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 6.2904% 11/18/30 (b)(c)(d)	7,566	7,496
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 6.1903% 7/15/30 (b)(c)(d)	8,762	8,653
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 5.998% 9/25/34 (c)(d)	140	134
Tesla Auto Lease Trust Series 2021-A Class A3, 0.56% 3/20/25 (b)	5,515	5,450
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (b)	4,906	4,551
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 5.7789% 4/6/42 (b)(c)(d)(f)	261	191
Upstart Securitization Trust:
Series 2021-2 Class A, 0.91% 6/20/31 (b)	206	205
Series 2021-3 Class A, 0.83% 7/20/31 (b)	834	824
Series 2021-4 Class A, 0.84% 9/20/31 (b)	1,670	1,634
Series 2021-5 Class A, 1.31% 11/20/31 (b)	2,266	2,210
3.12% 3/20/32 (b)	3,555	3,476
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	873	833
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	4,194	3,974
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	5,516	5,085
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	6,240	5,932
Series 2021-2 Class A, 0.99% 4/20/28	8,190	7,699
Series 2022-5 Class A1A, 3.72% 7/20/27	3,412	3,366
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 6.2103% 4/17/30 (b)(c)(d)	7,633	7,534
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 5.4284% 8/20/29 (b)(c)(d)	2,828	2,805
TOTAL ASSET-BACKED SECURITIES (Cost $429,254)		418,576

Collateralized Mortgage Obligations - 2.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 2.2%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	2,452	2,299
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	4,776	4,062
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	841	803
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	1,327	1,250
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	964	929
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,362	1,286
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	1,732	1,620
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	908	881
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	5,333	5,214
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	6,799	6,326
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	4,809	4,533
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	2,561	2,245
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	5,641	5,249
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	2,007	1,825
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	2,244	2,010
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	1,488	1,437
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	5,019	4,531
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	3,761	3,527
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	873	748
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	1,092	946
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	3,534	3,325
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	1,905	1,821
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	887	853
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.0669% 7/20/34 (c)(d)	1	1
TOTAL PRIVATE SPONSOR		57,721
U.S. Government Agency - 0.4%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 5.438% 5/25/45 (c)(d)	2,584	2,539
sequential payer Series 2001-40 Class Z, 6% 8/25/31	44	44
Series 2016-27:
Class HK, 3% 1/25/41	2,802	2,632
Class KG, 3% 1/25/40	1,299	1,221
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 5.488% 7/25/46 (c)(d)	2,909	2,899
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	298	295
TOTAL U.S. GOVERNMENT AGENCY		9,630
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $72,319)		67,351

Commercial Mortgage Securities - 5.7%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.21% 1/15/39 (b)(c)(d)	1,838	1,785
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	2,246	2,050
Benchmark Mortgage Trust sequential payer Series 2021-B31 Class A1, 1.357% 12/15/54	5,108	4,720
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 5.857% 9/15/26 (b)(c)(d)	4,272	4,053
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 6.9573% 4/15/37 (b)(c)(d)	6,214	6,020
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 5.7971% 10/15/36 (b)(c)(d)	3,704	3,576
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 5.7593% 5/15/38 (b)(c)(d)	3,400	3,295
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.0722% 2/15/39 (b)(c)(d)	4,334	4,210
Bx Commercial Mortgage Trust 2 floater sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 6.107% 4/15/34 (b)(c)(d)	4,300	4,245
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 5.958% 11/15/38 (b)(c)(d)	3,607	3,495
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 5.7429% 10/15/26 (b)(c)(d)	3,376	3,255
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.2243% 10/15/39 (b)(c)(d)	1,533	1,532
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.0938% 10/15/36 (b)(c)(d)	6,005	5,964
Series 2021-SOAR Class A, 1 month U.S. LIBOR + 0.670% 5.778% 6/15/38 (b)(c)(d)	3,522	3,411
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	7,445	6,724
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	4,350	3,801
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 6.0574% 11/15/36 (b)(c)(d)	1,678	1,652
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 6.227% 6/15/34 (b)(c)(d)	6,209	6,130
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	372	368
Series 2016-GC36 Class AAB, 3.368% 2/10/49	1,788	1,719
COMM Mortgage Trust sequential payer:
Series 2014-CR18 Class ASB, 3.452% 7/15/47	122	122
Series 2015 LC19 Class A3, 2.922% 2/10/48	2,132	2,054
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	6,921	6,031
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 6.087% 5/15/36 (b)(c)(d)	8,003	7,953
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	1,073	964
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class ASB, 4.1628% 8/15/51	3,364	3,230
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 5.857% 7/15/32 (b)(c)(d)	5,990	5,675
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 5.809% 11/15/38 (b)(c)(d)	5,020	4,841
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 6.188% 7/15/38 (b)(c)(d)	1,713	1,676
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 6.057% 10/15/36 (b)(c)(d)	2,194	2,058
Series 2011-GC5 Class A/S, 5.1526% 8/10/44 (b)(c)	5,088	4,927
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.250% 6.357% 9/15/29 (b)(c)(d)	2,788	2,518
Series 2013-LC11 Class A/S, 3.216% 4/15/46	2,153	1,999
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 6.3545% 5/15/39 (b)(c)(d)	4,992	4,887
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 5.8735% 3/15/38 (b)(c)(d)	3,374	3,287
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 5.807% 7/15/38 (b)(c)(d)	1,937	1,875
Morgan Stanley BAML Trust sequential payer Series 2016-C28:
Class A3, 3.272% 1/15/49	1,640	1,543
Class ASB, 3.288% 1/15/49	1,513	1,463
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	4,896	4,542
Series 2019-H7 Class A1, 2.327% 7/15/52	1,210	1,180
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 5.591% 10/15/36 (b)(c)(d)	5,513	5,305
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 5.8382% 11/15/38 (b)(c)(d)	3,363	3,249
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	2,240	2,173
Series 2017-RC1 Class ASB, 3.453% 1/15/60	3,020	2,906
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C20 Class ASB, 3.638% 5/15/47	349	344
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $156,397)		148,807

Money Market Funds - 1.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.14% (g) (Cost $50,706)	50,696,272	50,706

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $2,744,846)	2,678,184
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(50,644)
NET ASSETS - 100.0%	2,627,540

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,139	Sep 2023	234,438	(491)	(491)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	269	Sep 2023	29,342	(36)	(36)

TOTAL FUTURES CONTRACTS					(527)
The notional amount of futures purchased as a percentage of Net Assets is 10.0%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $678,676,000 or 25.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,094,000.
(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	6,183	404,401	359,878	424	-	-	50,706	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	-	242,343	242,343	44	-	-	-	0.0%
Total	6,183	646,744	602,221	468	-	-	50,706

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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